Income Tax - Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Loss before tax	€ (93,335)	€ (211,841)	€ (32,487)
Expected tax benefit	27,160	61,646	9,454
Difference in tax rates	(3,274)	(2,582)	(1,875)
Non-deductible tax-expenses	(53)	(599)	(61)
Government grants exempted from taxes	0	45	8
Permanent Differences	(10,881)	(39,288)	0
Non-recognition of deferred taxes on tax losses and temporary differences	(12,953)	(19,222)	(7,526)
Taxes on income	€ 0	€ 0	€ 0